JAY L. SWANSON (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

March 24, 2017

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549

Re:	Heartland Financial USA, Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

Accompanying this letter and filed electronically by EDGAR is a registration statement on Form S‑4 (the “Registration Statement”) relating to the issuance of shares of the Common Stock, $1.00 par value, of Heartland Financial USA, Inc., a publicly held Delaware corporation and bank holding company (the “Registrant”). The Shares are being issued in connection with the merger (the “Merger”) of Citywide Banks of Colorado, Inc., a Colorado corporation and bank holding company (the “Target”), with and into the Registrant. The Registration Statement is being filed because the Target has approximately 190 shareholders of record.

We would appreciate it if the Staff would send any correspondence relating to the Registration Statement to the undersigned by e-mail at swanson.jay@dorsey.com (or by facsimile to (612) 340-7800), with a copy to J. Daniel Patten, Executive Vice President, Finance and Corporate Strategy of the Registrant, at dpatten@htlf.com (or by facsimile to (563) 589-1951).

The Merger does not require a vote of stockholders of the Registrant (although, as noted in the Registration Statement, the Registrant’s stockholders will need to approve an amendment to the Registrant’s certificate of incorporation to increase the authorized number of shares of the Registrant’s Common Stock in order for the Registrant to have sufficient shares to complete the Merger). The Registrant is a multi-bank holding company with 112 banking locations that had assets of $8.25 billion at December 31, 2016, and recorded income from continuing operations, before income taxes, extraordinary items and cumulative effect of change in accounting principles, of $117 million for the year ended December 31, 2016. The Target is a one bank holding company operating from 12 offices in Colorado’s Front Range that had assets of $1.38 billion at December 31, 2016 and recorded income from continuing operations, before income taxes, extraordinary items and cumulative effect of change in accounting principles, of $17 million for the year ended December 31, 2016. As a result of the Merger, the Registrant’s investment in the Target is expected to be approximately $203 million. Accordingly, the results of performing the significance tests of Rule 1-02(w) of Regulation S-X with respect to the Target and the Registrant are as follows:

(1)	Investment/Registrant Assets = $203 million/$8.25 billion	=	2.46%
(2)	Target Assets/Registrant Assets = $1.38 billion/$8.25 billion	=	16.70%
(3)	Target Operating Income/Registrant Operating Income =
	$17 million/$117 million	=	14.70%

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

Division of Corporation Finance
Securities and Exchange Commission
March 24, 2017
Page 2

Accordingly, the operations of the Target are insignificant at the 20% level to the Registrant under the tests applicable to the inclusion of financial information set forth in Rule 3‑05(b)(2) of Regulation S‑X.

Financial statements and related information related to the Registrant, a Form S‑3 eligible, large accelerated filer that is current in its reports, is incorporated by reference into the Registration Statement in accordance with Items 10 and 11 of Form S‑4. In accordance with Item 17(b)(7)(ii) of Form S-4, and because the stockholders of the Registrant are not voting to approve the Merger and the Target is not significant above the 20% level, financial statements of the Target are not included in the Registration Statement. Also, in accordance with the Staff’s Telephone Interpretations under Regulation M‑A, and particularly the answer to question 2 of Section H of those interpretations, information relating to the Target that would be required under Items 301, 302, 303, 304(b) and 305 of Regulation S‑K also has been omitted.

Thank you in advance for your attention to the Registration Statement. Please let us know whether the Registration Statement will be reviewed by the Staff at your earliest convenience.

Very truly yours,

/s/ Jay L. Swanson

JS:jz

cc:	Mr. J. Daniel Patten
Mr. Bryan R. McKeag
Mr. Michael J. Coyle
Heartland Financial USA, Inc.

Ms. Cam C. Hoang
Dorsey & Whitney LLP

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com